Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease (Detail) $ in Thousands	Mar. 27, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 2,981
2023	14,575
2024	2,069
2025	2,068
2026	2,054
Thereafter	2,554
Total	$ 26,301